Business combinations - Allocation of Purchase Consideration to Net Assets Acquired (Details) - GBP (£) £ in Thousands	15 Months Ended	16 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 09, 2023	May 10, 2023	Oct. 06, 2022	Feb. 08, 2022	Apr. 01, 2021	Mar. 04, 2021	Aug. 17, 2020
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Intangible assets - Client relationships			£ 16,459
Property, plant and equipment			354
Right of use asset			4,667
Cash and cash equivalents			10,817
Trade and other receivables			13,006
Corporation tax receivable			368
Trade and other payables			(24,550)
Deferred tax liability			(4,197)
Lease liability			(4,752)
Corporation tax payable			(659)
Fair value of identifiable net assets			£ 11,513
Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Intangible assets - Client relationships				£ 2,997
Property, plant and equipment				29
Cash and cash equivalents				546
Trade and other receivables				818
Deferred tax asset				133
Trade and other payables				(1,236)
Deferred tax liability				(899)
Corporation tax payable				(55)
Fair value of identifiable net assets				£ 2,333
Lexicon
Disclosure of detailed information about business combination [line items]
Intangible assets - Client relationships					£ 4,530
Property, plant and equipment					51
Right of use asset					299
Cash and cash equivalents					1,824
Trade and other receivables					2,098
Deferred tax asset					136
Trade and other payables					(1,192)
Deferred tax liability					(1,359)
Lease liability					(319)
Corporation tax payable					(825)
Fair value of identifiable net assets					£ 5,243
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Intangible assets - Client relationships						£ 1,240
Property, plant and equipment						12
Cash and cash equivalents						576
Trade and other receivables						930
Corporation tax receivable						115
Intangible assets						9
Trade and other payables						(335)
Deferred tax liability						(296)
Fair value of identifiable net assets						£ 2,251
Levvel LLC
Disclosure of detailed information about business combination [line items]
Intangible assets - Client relationships	£ 12,771	£ 12,771					£ 14,710
Property, plant and equipment	798	798					798
Right of use asset	1,948	1,948					1,948
Cash and cash equivalents	5,707	5,707					5,707
Trade and other receivables	5,928	5,928					5,928
Intangible assets	0	0					157
Trade and other payables	(5,093)	(5,093)					(5,093)
Lease liability	(2,983)	(2,983)					(2,983)
Fair value of identifiable net assets	19,076	19,076					£ 21,172
Adjustments to intangible assets - Client relationships	(1,939)
Adjustments to intangible assets	(157)
Adjustments to property, plant and equipment	0
Adjustments to right of use asset	0
Adjustments to trade and other receivables	0
Adjustments to cash and cash equivalents	0
Adjustments to trade and other payables	0
Adjustments to lease liabilities	0
Adjustments to fair value of net assets acquired	(2,096)
Endava d.o.o
Disclosure of detailed information about business combination [line items]
Intangible assets - Client relationships	8,681	8,681						£ 8,253
Property, plant and equipment	310	310						310
Right of use asset	915	915						915
Cash and cash equivalents	1,423	1,423						1,423
Trade and other receivables	2,250	2,250						2,250
Financial asset	33	33						33
Trade and other payables	(1,129)	(1,129)						(1,235)
Deferred tax liability	(1,844)	(1,844)						(1,730)
Lease liability	(915)	(915)						(915)
Corporation tax payable	(318)	(318)						(318)
Fair value of identifiable net assets	£ 9,406	9,406						£ 8,986
Adjustments to intangible assets - Client relationships		428
Adjustments to property, plant and equipment		0
Adjustments to financial assets		0
Adjustments to right of use asset		0
Adjustments to trade and other receivables		0
Adjustments to cash and cash equivalents		0
Adjustments to trade and other payables		106
Adjustments to corporation tax payable		0
Adjustments to lease liabilities		0
Adjustments to deferred tax liability		(114)
Adjustments to fair value of net assets acquired		£ 420
Comtrade CDS
Disclosure of detailed information about business combination [line items]
Intangible assets - Client relationships									£ 18,108
Property, plant and equipment									461
Right of use asset									2,049
Cash and cash equivalents									1,603
Trade and other receivables									13,179
Corporation tax receivable									111
Deferred tax asset									76
Financial asset									201
Trade and other payables									(9,115)
Deferred tax liability									(3,533)
Lease liability									(2,049)
Corporation tax payable									(62)
Other liabilities									(34)
Fair value of identifiable net assets									21,049
Comtrade CDS | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets									£ 54